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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                       Investment Company Act file number
                                    811-01539
                                    811-02571
                                    811-03409

        Travelers Growth and Income Stock Account For Variable Annuities

              Travelers Quality Bond Account For Variable Annuities

              Travelers Money Market Account For Variable Annuities
               (Exact name of registrant as specified in charter)

                        One Cityplace, Hartford, CT 06103
               (Address of principal executive offices) (Zip code)

                                Kathleen A. McGah
                                  One Cityplace
                               Hartford, CT 06103
                     (Name and address of agent for service)

               Registrant's telephone number, including area code:


                                 (860) 308-6202


                      Date of fiscal year end: December 31


                     Date of reporting period: June 30, 2003

ITEM 1.  REPORT(S) TO STOCKHOLDERS.

         The Semi-annual Report to stockholders is filed herewith.


UNIVERSAL ANNUITY

SEMI-ANNUAL REPORTS
JUNE 30, 2003

                           THE TRAVELERS GROWTH AND INCOME STOCK ACCOUNT FOR VARIABLE ANNUITIES

                           THE TRAVELERS QUALITY BOND ACCOUNT
                           FOR VARIABLE ANNUITIES

                           THE TRAVELERS MONEY MARKET ACCOUNT
                           FOR VARIABLE ANNUITIES

Travelers Life & Annuity [LOGO]

The Travelers Insurance Company
The Travelers Life and Annuity Company
One Cityplace
Hartford, CT 06103

[LOGO OF TAMIC]         Travelers Asset Management  International  Company,  LLC
                        ("TAMIC")  provides fixed income management and advisory
                        services for the following  Travelers  Variable Products
                        Separate   Accounts   contained  in  this  report:   The
                        Travelers  Growth and Income Stock  Account for Variable
                        Annuities,   The  Travelers  Quality  Bond  Account  for
                        Variable   Annuities  and  The  Travelers  Money  Market
                        Account for Variable Annuities.

[LOGO OF TIMCO]         The Travelers  Investment  Management  Company ("TIMCO")
    A member of         provides equity management and subadvisory  services for
citigroup [LOGO]        The  Travelers  Growth  and  Income  Stock  Account  for
                        Variable Annuities.

                                TABLE OF CONTENTS

                                                                            PAGE
--------------------------------------------------------------------------------

CHAIRMAN'S LETTER...........................................................   1

THE TRAVELERS GROWTH AND INCOME STOCK ACCOUNT
FOR VARIABLE ANNUITIES......................................................   2

THE TRAVELERS QUALITY BOND ACCOUNT FOR VARIABLE ANNUITIES...................  14

THE TRAVELERS MONEY MARKET ACCOUNT FOR VARIABLE ANNUITIES...................  25

BOARD OF MANAGERS AND OFFICERS..............................................  32

LETTER FROM THE CHAIRMAN

DEAR ACCOUNTHOLDER,

The philosopher Bertrand Russell famously remarked that, "Change is one thing, progress is another." You will notice in the following pages that we have begun to implement some changes to your shareholder report and we will be reflecting other changes in future reports. Our aim is to make meaningful improvements in reporting on the management of your Account and its performance, not just to enact change for change's sake. Please bear with us during this transition period.

I INVITE YOU TO READ THIS REPORT IN FULL. PLEASE TAKE THE OPPORTUNITY TO TALK TO YOUR FINANCIAL ADVISER ABOUT THIS REPORT OR ANY OTHER QUESTIONS OR CONCERNS YOU HAVE ABOUT YOUR ACCOUNT AND YOUR FINANCIAL FUTURE. AS ALWAYS, THANK YOU FOR ENTRUSTING YOUR ASSETS TO US. WE LOOK FORWARD TO HELPING YOU CONTINUE TO MEET YOUR FINANCIAL GOALS.

Sincerely,
R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

July 21, 2003

                  THE TRAVELERS GROWTH AND INCOME STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
                                  JUNE 30, 2003

ASSETS:
  Investment securities, at fair value (cost $487,473,960) ...      $470,474,327
  Cash .......................................................         1,506,187
  Receivables:
    Dividends ................................................           587,356
    Purchase payments and transfers from other funding options           124,461
  Other assets ...............................................             2,453
                                                                    ------------

      Total Assets ...........................................       472,694,784
                                                                    ------------

LIABILITIES:
  Payables:
    Contract surrenders and transfers to other funding options           191,062
    Investment management and advisory fees ..................            25,285
    Insurance charges ........................................            45,860
  Accrued liabilities ........................................             6,451
                                                                    ------------

      Total Liabilities ......................................           268,658
                                                                    ------------

NET ASSETS:                                                         $472,426,126
                                                                    ============

                        See Notes to Financial Statements

                  THE TRAVELERS GROWTH AND INCOME STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS (UNAUDITED)
                     FOR THE SIX MONTHS ENDED JUNE 30, 2003

INVESTMENT INCOME:
  Dividends .........................................................    $   3,715,989
  Interest ..........................................................           84,098
                                                                         -------------

    Total income ....................................................                      $  3,800,087

EXPENSES:
  Investment management and advisory fees ...........................        1,440,929
  Insurance charges .................................................        2,613,116
                                                                         -------------

    Total expenses ..................................................                         4,054,045
                                                                                           ------------

      Net investment income (loss) ..................................                          (253,958)
                                                                                           ------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED GAIN (LOSS)
      ON INVESTMENT SECURITIES:
  Realized gain (loss) from investment security transactions:
    Proceeds from investment securities sold ........................      231,295,830
    Cost of investment securities sold ..............................      254,062,034
                                                                         -------------

      Net realized gain (loss) ......................................                       (22,766,204)

  Change in unrealized gain (loss) on investment securities:
    Unrealized gain (loss) at June 30, 2003 .........................      (16,999,633)
    Unrealized gain (loss) at December 31, 2002 .....................      (83,876,989)
                                                                         -------------

      Net change in unrealized gain (loss) for  the period ..........                        66,877,356
                                                                                           ------------

        Net realized gain (loss) and change in unrealized gain (loss)                        44,111,152
                                                                                           ------------

Net increase (decrease) in net assets resulting from operations .....                      $ 43,857,194
                                                                                           ============

                        See Notes to Financial Statements

                  THE TRAVELERS GROWTH AND INCOME STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                               SIX MONTHS
                                                                                  ENDED           YEAR ENDED
                                                                                 JUNE 30,        DECEMBER 31,
                                                                                   2003              2002
                                                                              -------------     -------------
                                                                               (UNAUDITED)
OPERATIONS:
  Net investment income (loss) ...........................................    $    (253,958)    $  (1,724,159)
  Net realized gain (loss) from investment security transactions .........      (22,766,204)      (44,074,095)
  Net change in unrealized gain (loss) on investment securities ..........       66,877,356       (92,142,794)
                                                                              -------------     -------------

    Net increase (decrease) in net assets resulting from operations ......       43,857,194      (137,941,048)
                                                                              -------------     -------------

UNIT TRANSACTIONS:
  Participant purchase payments
    (applicable to 745,946 and 1,672,473 units, respectively) ............       10,222,878        25,669,656
  Participant transfers from other funding options
    (applicable to 389,676 and 688,693 units, respectively) ..............        5,480,758        10,328,582
  Administrative charges
    (applicable to 15,631 and 36,141 units, respectively) ................         (232,785)         (517,226)
  Contract surrenders
    (applicable to 1,856,375 and 3,628,838 units, respectively) ..........      (25,776,557)      (55,346,598)
  Participant transfers to other funding options
    (applicable to 1,016,032 and 3,238,862 units, respectively) ..........      (13,845,161)      (47,526,395)
  Other payments to participants
    (applicable to 97,387 and 157,894 units, respectively) ...............       (1,361,235)       (2,436,118)
                                                                              -------------     -------------

    Net increase (decrease) in net assets resulting from unit transactions      (25,512,102)      (69,828,099)
                                                                              -------------     -------------

      Net increase (decrease) in net assets ..............................       18,345,092      (207,769,147)

NET ASSETS:
  Beginning of period ....................................................      454,081,034       661,850,181
                                                                              -------------     -------------

  End of period ..........................................................    $ 472,426,126     $ 454,081,034
                                                                              =============     =============

                        See Notes to Financial Statements

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.    SIGNIFICANT ACCOUNTING POLICIES

      The Travelers Growth and Income Stock Account for Variable Annuities ("Account GIS") is a separate account of The Travelers Insurance Company ("The Company"), an indirect wholly owned subsidiary of Citigroup Inc., and is available for funding Universal Annuity contracts issued by The Company. Account GIS is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

      The following is a summary of significant accounting policies consistently followed by Account GIS in the preparation of its financial statements.

      SECURITY VALUATION. Investments in securities traded on a national securities exchange are valued at the 4:00 p.m. Eastern Standard Time price of such exchanges; securities traded on the over-the-counter market and listed securities with no reported sales are valued at the mean between the last reported bid and asked prices or on the basis of quotations received from a reputable broker or other recognized source.

      Short-term investments are reported at fair value based on quoted market prices. Short-term investments, for which there is no reliable quoted market price, are recorded at amortized cost which approximates fair value.

      SECURITY TRANSACTIONS. Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Premiums and discounts are amortized to interest income utilizing the constant yield method.

      FUTURES CONTRACTS. Account GIS may use stock index futures contracts as a substitute for the purchase or sale of individual securities. When Account GIS enters into a futures contract, it agrees to buy or sell a specified index of stocks at a future time for a fixed price, unless the contract is closed prior to expiration. Account GIS is obligated to deposit with a broker an "initial margin" equivalent to a percentage of the face, or notional value of the contract.

      It is Account GIS's practice to hold cash and cash equivalents in an amount at least equal to the notional value of outstanding purchased futures contracts, less the initial margin. Cash and cash equivalents include cash on hand, securities segregated under federal and brokerage regulations, and short-term highly liquid investments with maturities generally three months or less when purchased. Generally, futures contracts are closed prior to expiration.

      Futures contracts purchased by Account GIS are priced and settled daily; accordingly, changes in daily prices are recorded as realized gains or losses and no asset is recorded in the Statement of Investments. Therefore, when Account GIS holds open futures contracts, it assumes a market risk generally equivalent to the underlying market risk of change in the value of the specified indexes associated with the futures contract.

      OPTIONS. Account GIS may purchase index or individual equity put or call options, thereby obtaining the right to sell or buy a fixed number of shares of the underlying asset at the stated price on or before the stated expiration date. Account GIS may sell the options before expiration. Options held by Account GIS are listed on either national securities exchanges or on over-the-counter markets and are short-term contracts with a duration of less than nine months. The market value of the options will be based on the 4:00 p.m. Eastern Standard Time price of the respective exchange, or in the absence of such price, the latest bid quotation.

      REPURCHASE AGREEMENTS. When Account GIS enters into a repurchase agreement (a purchase of securities whereby the seller agrees to repurchase the securities at a mutually agreed upon date and price), the repurchase price of the securities will generally equal the amount paid by Account GIS plus a negotiated interest amount. The seller under the repurchase agreement will be required to provide to Account GIS securities (collateral) whose market value, including accrued interest, will be at least equal to 102% of the repurchase price. Account GIS monitors the value of collateral on a daily basis. Repurchase agreements will be limited to transactions with national banks and reporting broker dealers believed to present minimal credit risks. Account GIS's custodian will take actual or constructive receipt of all securities underlying repurchase agreements until such agreements expire.

      FEDERAL INCOME TAXES. The operations of Account GIS form a part of the total operations of The Company and are not taxed separately. The Company is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax law, no taxes are payable on the investment income and capital gains of Account GIS. Account GIS is not taxed as a "regulated investment company" under Subchapter M of the Code.

      OTHER. The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2.    INVESTMENTS

      The aggregate costs of purchases and proceeds from sales of investments (other than short-term securities), were $177,563,295 and $224,551,038, respectively; the costs of purchases and proceeds from sales of direct and indirect U.S. government securities were $24,429,440 and $24,239,629, respectively, for the six months ended June 30, 2003. Realized gains and losses from investment security transactions are reported on an identified cost basis.

      At June 30, 2003, Account GIS held 110 open S&P 500 Stock Index futures contracts expiring in September, 2003. The underlying face value, or notional value, of these contracts at June 30, 2003 amounted to $26,765,750. In connection with these contracts, short-term investments with a par value of $1,900,000 had been pledged as margin deposits.

      Net realized gains (losses) resulting from futures contracts were $772,710 and ($1,116,889) for the six months ended June 30, 2003 and the year ended December 31, 2002, respectively. These gains (losses) are included in the net realized gain (loss) from investment security transactions on both the Statement of Operations and the Statement of Changes in Net Assets.

3.    CONTRACT CHARGES

      Investment management and advisory fees are calculated daily at annual rates which start at 0.65% and decrease, as net assets increase, to 0.40% of Account GIS's average net assets. These fees are paid to Travelers Asset Management International Company, LLC ("TAMIC"), an indirect wholly owned subsidiary of Citigroup Inc. Pursuant to a subadvisory agreement between TAMIC and The Travelers Investment Management Company ("TIMCO"), an indirect wholly owned subsidiary of Citigroup Inc., TAMIC pays TIMCO a subadvisory fee calculated daily at annual rates which start at 0.45% and decrease, as net assets increase, to 0.20% of Account GIS's average net assets.

      Insurance charges are paid for the mortality and expense risks assumed by The Company. Each business day, The Company deducts a mortality and expense risk charge which is reflected in the calculation of accumulation and annuity unit values. This charge equals, on an annual basis, 1.0017% for contracts issued prior to May 16, 1983 and 1.25% on an annual basis for contracts issued on or after May 16, 1983.

      For certain contracts in the accumulation phase, a semi-annual charge of $15 (prorated for partial years) is deducted from participant account balances and paid to The Company to cover administrative charges.

      On contracts issued prior to May 16, 1983, The Company retained from Account GIS sales charges of $8,506 and $12,734 for the six months ended June 30, 2003 and the year ended December 31, 2002, respectively. The Company generally assesses a 5% contingent deferred sales charge if a participant's purchase payment is surrendered within five years of its payment date. Contract surrender payments are net of contingent deferred sales charges of $206,199 and $375,583 for the six months ended June 30, 2003 and the year ended December 31, 2002, respectively.

4.    NET ASSETS HELD ON BEHALF OF AN AFFILIATE

      Approximately $11,182,000 and $10,255,000 of the net assets of Account GIS were held on behalf of an affiliate of The Company as of June 30, 2003 and December 31, 2002, respectively. Transactions with this affiliate during the six months ended June 30, 2003 and the year ended December 31, 2002, were comprised of participant purchase payments of approximately $27,000 and $70,000 and contract surrenders of approximately $138,000 and $1,045,000, respectively.

5.    NET CONTRACT OWNERS' EQUITY

                                                                                  JUNE 30, 2003
                                                                     -------------------------------------

                                                                                    UNIT          NET
                                                                        UNITS       VALUE        ASSETS
                                                                        -----       -----        ------
Accumulation phase of contracts issued prior to May 16, 1983 ..       8,452,217    $15.628    $132,092,440
Annuity phase of contracts issued prior to May 16, 1983 .......         198,769     15.628       3,106,389
Accumulation phase of contracts issued on or after May 16, 1983      22,620,058     14.864     336,230,971
Annuity phase of contracts issued on or after May 16, 1983 ....          67,028     14.864         996,326
                                                                                              ------------

Net Contract Owners' Equity ..............................................................    $472,426,126
                                                                                              ============

6.    SUPPLEMENTARY INFORMATION
      (Selected data for a unit outstanding throughout each period.)


Contracts issued prior to May 16, 1983                          SIX
                                                               MONTHS
                                                               ENDED                    FOR THE YEARS ENDED DECEMBER 31,
                                                              JUNE 30,          (DERIVED FROM AUDITED FINANCIAL INFORMATION)
                                                              --------    --------------------------------------------------------
                                                                2003        2002        2001        2000        1999        1998
                                                              --------    --------    --------    --------    --------    --------
SELECTED PER UNIT DATA:
  Total investment income ................................... $   .125    $   .240    $   .266    $   .242    $   .267    $   .243
  Operating expenses ........................................     .119        .261        .311        .376        .347        .272
                                                              --------    --------    --------    --------    --------    --------

  Net investment income (loss) ..............................     .006       (.021)      (.045)      (.134)      (.080)      (.029)

  Unit value at beginning of period .........................   14.172      18.064      21.418      24.427      20.017      15.510
  Net realized and change in unrealized gains (losses) ......    1.450      (3.871)     (3.309)     (2.875)      4.490       4.536
                                                              --------    --------    --------    --------    --------    --------

  Unit value at end of period ............................... $ 15.628    $ 14.172    $ 18.064    $ 21.418    $ 24.427    $ 20.017
                                                              ========    ========    ========    ========    ========    ========

SIGNIFICANT RATIOS AND ADDITIONAL DATA:
  Net increase (decrease) in unit value ..................... $   1.46    $  (3.89)   $  (3.35)   $  (3.01)   $   4.41    $   4.51
  Ratio of operating expenses to average net assets .........     1.65%*      1.64%       1.63%       1.60%       1.60%       1.56%
  Ratio of net investment income (loss) to average net assets      .10%*      (.12)%      (.24)%      (.57)%      (.37)%      (.16)%
  Number of units outstanding at end of period (thousands) ..    8,651       9,088      10,329      11,413      12,646      13,894
  Portfolio turnover rate ...................................       41%         54%         32%         52%         47%         50%

Contracts issued on or after May 16, 1983                       SIX
                                                               MONTHS
                                                               ENDED                    FOR THE YEARS ENDED DECEMBER 31,
                                                              JUNE 30,           (DERIVED FROM AUDITED FINANCIAL INFORMATION)
                                                              --------    --------------------------------------------------------
                                                                2003        2002        2001        2000        1999        1998
                                                              --------    --------    --------    --------    --------    --------
SELECTED PER UNIT DATA:
  Total investment income ................................... $   .118    $   .229    $   .254    $   .232    $   .256    $   .234
  Operating expenses ........................................     .130        .287        .343        .416        .385        .303
                                                              --------    --------    --------    --------    --------    --------

  Net investment income (loss) ..............................    (.012)      (.058)      (.089)      (.184)      (.129)      (.069)

  Unit value at beginning of period .........................   13.496      17.245      20.498      23.436      19.253      14.955
  Net realized and change in unrealized gains (losses) ......    1.380      (3.691)     (3.164)     (2.754)      4.312       4.367
                                                              --------    --------    --------    --------    --------    --------

  Unit value at end of period ............................... $ 14.864    $ 13.496    $ 17.245    $ 20.498    $ 23.436    $ 19.253
                                                              ========    ========    ========    ========    ========    ========

SIGNIFICANT RATIOS AND ADDITIONAL DATA:
  Net increase (decrease) in unit value ..................... $   1.37    $  (3.75)   $  (3.25)   $  (2.94)   $   4.18    $   4.30
  Ratio of operating expenses to average net assets .........     1.90%*      1.89%       1.88%       1.85%       1.85%       1.81%
  Ratio of net investment income (loss) to average net assets     (.15)*      (.37)%      (.49)%      (.82)%      (.62)%      (.41)%
  Number of units outstanding at end of period (thousands) ..   22,687      24,100      27,559      29,879      32,648      32,051
  Portfolio turnover rate ...................................       41%         54%         32%         52%         47%         50%

*     Annualized

                  THE TRAVELERS GROWTH AND INCOME STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES

                      STATEMENT OF INVESTMENTS (UNAUDITED)
                                  JUNE 30, 2003

                                                       NO. OF            FAIR
                                                       SHARES           VALUE
                                                       ------        -----------
COMMON STOCK (93.4%)

AEROSPACE (0.7%)
 Boeing Co.                                            95,564        $ 3,279,756
 Goodrich Corp.                                         9,162            192,402
                                                                     -----------
                                                                       3,472,158
                                                                     -----------
AUTOMOTIVE (1.1%)
  Dana Corp.                                           13,322            154,002
  Eaton Corp.                                          22,355          1,757,326
  Ford Motor Co.                                       78,738            865,331
  General Motors Corp.                                 65,657          2,363,652
                                                                     -----------
                                                                       5,140,311
                                                                     -----------
BANKING (8.2%)
  Bank of America                                      96,167          7,600,078
  BANK ONE Corp.                                       18,810            699,356
  BB&T Corp.                                           35,419          1,214,872
  Capital One Financial Corp.                          23,974          1,179,041
  Commerce Bancorp                                     16,340            606,214
  First Tennessee National                                202              8,870
  FleetBoston Financial                                67,453          2,004,029
  Golden West Financial Corp.                          26,536          2,123,145
  HSBC Holdings ADS                                    25,207          1,489,986
  J.P. Morgan Chase & Co.                              79,954          2,732,828
  Marshall & Ilsley                                    11,245            343,872
  MBNA Corp.                                          112,064          2,335,414
  National City Corp.                                  50,911          1,665,299
  Regions Financial Corp.                              12,650            427,317
  U.S. Bancorp                                         74,295          1,820,227
  Wachovia Corp.                                      107,077          4,278,797
  Washington Mutual, Inc                               51,773          2,138,225
  Wells Fargo & Co.                                   103,793          5,231,167
  Zions Bancorp                                        10,509            532,491
                                                                     -----------
                                                                      38,431,228
                                                                     -----------
BEVERAGE (2.5%)
  Anheuser-Busch Cos                                   57,179          2,918,988
  Coca-Cola Co.                                        88,930          4,127,241
  Coca-Cola Enterprises Inc.                           22,982            417,123
  PepsiCo Inc.                                         98,843          4,398,514
                                                                     -----------
                                                                      11,861,866
                                                                     -----------
BROKERAGE (2.3%)
  Bear Stearns Cos                                     11,990            868,316
  Charles Schwab Corp.                                117,396          1,184,526
  Goldman Sachs Group, Inc.                            30,269          2,535,029
  Merrill Lynch & Co.                                  76,015          3,548,380
  Morgan Stanley                                       67,455          2,883,701
                                                                     -----------
                                                                      11,019,952
                                                                     -----------
BUILDING MATERIALS (0.3%)
 Masco Corp.                                           36,201            863,394
                                                                     -----------
CAPITAL GOODS (0.2%)
  Deere & Co.                                          18,366            839,326
  Nucor Corp .                                          6,527            318,844
                                                                     -----------
                                                                       1,158,170
                                                                     -----------
CHEMICALS (1.2%)
  Air Products & Chemical,                             11,024            458,598
  Inc
  Dow Chemical Co.                                     43,246          1,338,896
  E.I. Dupont de Nemours & Co.                         47,039          1,958,704
  Eastman Chemical Co.                                 10,874            344,380
  Monsanto Co.                                         10,381            224,645
  PPG Industries                                        8,683            440,575
  Praxair, Inc.                                         7,682            461,688
  Rohm & Haas Co.                                      10,087            313,000
                                                                     -----------
                                                                       5,540,486
                                                                     -----------
CONGLOMERATES (5.3%)
  Emerson Electric Co.                                 13,469            688,266
  Fortune Brands                                       38,466          2,007,925
  General Electric Co.                                517,059         14,829,252
  3M Co.                                               17,261          2,226,324
  Tyco International Ltd.                             102,734          1,949,891
  United Technologies Corp.                            45,108          3,195,000
                                                                     -----------
                                                                      24,896,658
                                                                     -----------
CONSTRUCTION MACHINERY (0.3%)
  Ingersoll-Rand Co.                                   28,262          1,337,358
                                                                     -----------
CONSUMER (3.4%)
  Alberto-Culver                                       13,615            695,727
  Avery Dennison Corp.                                 13,154            660,331
  Ball Corp.                                           11,092            504,797
  Black & Decker Corp.                                 14,316            622,030
  Colgate-Palmolive Co.                                46,394          2,688,532
  Gillette Co.                                          4,491            143,083
  Hasbro Inc.                                          72,105          1,261,116
  Kimberly Clark Corp.                                 44,572          2,323,984
  Procter & Gamble Co.                                 73,838          6,584,873
  Reebok International (A)                              8,077            271,630
  Sealed Air (A)                                        6,689            318,798
                                                                     -----------
                                                                      16,074,901
                                                                     -----------
DEFENSE (0.8%)
  Lockheed Martin Corp.                                30,543          1,452,931
  Northrop Grumman Corp.                                2,133            184,057
  Raytheon Co.                                         63,591          2,088,328
                                                                     -----------
                                                                       3,725,316
                                                                     -----------

                                                         NO. OF          FAIR
                                                         SHARES         VALUE
                                                        -------      -----------
ENTERTAINMENT (1.6%)
 Electronic Arts (A)                                      7,023      $   518,719
 Fox Entertainment Group (A)                             57,731        1,661,498
 Viacom, Inc. (A)                                       107,329        4,685,984
 Walt Disney Co.                                         33,118          654,081
                                                                     -----------
                                                                       7,520,282
                                                                     -----------
FINANCE (2.3%)
 American Express Co.                                   108,739        4,546,377
 Countrywide Financial                                   29,505        2,052,663
 Mellon Financial                                        20,334          564,269
 MetLife Inc.                                            19,186          543,348
 Principal Financial Group                               50,414        1,625,851
 Providian Financial (A)                                 62,905          582,500
 Total System Services                                   34,222          763,151
                                                                     -----------
                                                                      10,678,159
                                                                     -----------
FOOD (1.7%)
 Dean Foods (A)                                          13,780          434,070
 General Mills                                           52,343        2,481,582
 International Flavors & Fragrances                      50,555        1,614,221
 Kellogg Co.                                             36,220        1,244,881
 McCormick & Co.                                         18,204          495,149
 McDonald's Corp.                                        88,165        1,944,920
                                                                     -----------
                                                                       8,214,823
                                                                     -----------
GAMING (0.1%)
 International Game Technology (A)                        4,419          452,196
                                                                     -----------
HEALTHCARE (2.4%)
 Abbott Laboratories                                     43,229        1,891,701
 Anthem Inc. (A)                                         22,785        1,757,863
 Bausch & Lomb Inc.                                      44,440        1,666,500
 Becton, Dickinson                                       44,466        1,727,504
 Quintiles Transnational (A)                             63,421          899,627
 St. Jude Medical (A)                                    36,228        2,083,110
 UnitedHealth Group, Inc.                                15,472          777,468
 Wellpoint Health Networks (A)                            7,108          599,204
                                                                     -----------
                                                                      11,402,977
                                                                     -----------
HOME CONSTRUCTION (0.1%)
 K.B. HOME                                                4,600          285,108
 Pulte Homes                                              4,467          275,435
                                                                     -----------
                                                                         560,543
                                                                     -----------
INDEPENDENT ENERGY (0.9%)
 Apache Corp.                                             9,206          598,942
 Burlington Resources                                    21,521        1,163,640
 Devon Energy                                             8,043          429,496
 Entergy Corp.                                           40,281        2,126,031
                                                                     -----------
                                                                       4,318,109
                                                                     -----------
INSURANCE (5.2%)
 Aetna Inc.                                              41,458        2,495,772
 AFLAC Inc.                                              26,299          808,694
 Allstate Corp.                                          72,930        2,599,955
 Ambac Financial Group                                   34,886        2,311,198
 American International Group                           118,767        6,553,563
 Chubb Corp.                                             32,666        1,959,960
 CIGNA Corp.                                             35,553        1,668,858
 MBIA Inc.                                               18,345          894,319
 MGIC Investment                                         18,213          849,454
 Progressive Corp. Ohio                                  26,380        1,928,378
 Prudential Financial                                    29,459          991,295
 SAFECO Corp.                                             6,571          231,463
 Torchmark Corp.                                         30,085        1,120,666
                                                                     -----------
                                                                      24,413,575
                                                                     -----------
INTEGRATED ENERGY (4.4%)
 Amerada Hess Corp.                                       5,277          259,523
 Anadarko Petroleum                                      14,827          659,357
 ChevronTexaco Corp.                                     52,939        3,822,196
 ConocoPhillips                                          34,378        1,883,914
 Exxon Mobil Corp.                                      344,456       12,369,415
 Marathon Oil Corp.                                      17,893          471,481
 Occidental Petroleum                                    19,319          648,152
 Unocal Corp.                                            20,688          593,539
                                                                     -----------
                                                                      20,707,577
                                                                     -----------
LODGING (0.2%)
 Marriott International                                  26,097        1,002,647
                                                                     -----------
MEDIA (2.7%)
 AOL Time Warner (A)                                    222,537        3,580,620
 Comcast Corp. (Class A) (A)                             70,381        2,121,987
 Comcast Corp. (Class A - Special) (A)                   71,941        2,076,577
 Emmis Communications (A)                                38,818          891,455
 Gannett Co.                                              3,957          303,937
 InteractiveCorp. (A)                                    30,155        1,192,932
 Meredith Corp.                                           9,763          429,572
 Tribune Co.                                             46,948        2,267,588
                                                                     -----------
                                                                      12,864,668
                                                                     -----------
METALS (0.2%)
 Alcoa, Inc.                                             42,773        1,090,712
                                                                     -----------
NATURAL GAS DISTRIBUTORS (0.5%)
 National Fuel Gas                                       47,101        1,226,981
 Questar Corp.                                           37,388        1,251,376
                                                                     -----------
                                                                       2,478,357
                                                                     -----------

                                                         NO. OF          FAIR
                                                         SHARES         VALUE
                                                        -------      -----------
OIL FIELD (0.7%)
 Baker Hughes, Inc.                                      17,309      $   581,063
 Halliburton Co.                                         51,442        1,183,166
 Schlumberger Ltd.                                       25,935        1,233,728
 Transocean, Inc. (A)                                    22,014          483,648
                                                                     -----------
                                                                       3,481,605
                                                                     -----------
PAPER (0.2%)
 Georgia-Pacific Corp.                                   18,214          345,155
 Weyerhaeuser Co.                                        10,266          554,364
                                                                     -----------
                                                                         899,519
                                                                     -----------
PHARMACEUTICALS (10.1%)
  Amgen, Inc. (A)                                        89,819        6,016,526
  Bristol-Myers Squibb Co.                               92,303        2,506,026
  Chiron Corp. (A)                                       29,989        1,313,218
  Eli Lilly & Co.                                        43,843        3,023,852
  Genzyme Corp. (A)                                      28,838        1,199,228
  Johnson & Johnson                                     151,532        7,834,204
  MedImmune Inc. (A)                                     37,349        1,358,757
  Merck & Co., Inc.                                     115,029        6,965,006
  Pfizer, Inc.                                          403,517       13,780,106
  Schering-Plough Corp.                                  44,140          821,004
  Wyeth                                                  55,883        2,545,471
                                                                     -----------
                                                                      47,363,398
                                                                     -----------
RAILROADS (0.4%)
  Burlington Northern Santa Fe                           18,410          523,580
  Norfolk Southern                                       58,777        1,128,518
                                                                     -----------
                                                                       1,652,098
                                                                     -----------
REAL ESTATE (0.2%)
  Equity Office Properties Trust                         24,160          652,562
  Equity Residential                                     17,440          452,568
                                                                     -----------
                                                                       1,105,130
                                                                     -----------
REFINING (0.1%)
  Newmont Mining Corp.                                   20,154          654,199
                                                                     -----------
RETAILERS (6.3%)
  Best Buy (A)                                           31,843        1,398,545
  Dollar General                                         72,067        1,315,943
  Gap Inc.                                              134,336        2,520,143
  Home Depot, Inc.                                      151,791        5,027,318
  J.C. Penney                                            18,820          317,117
  Jones Apparel Group (A)                                 7,259          212,398
  Kohl's Corp. (A)                                       18,253          937,839
  Liz Claiborne                                          25,433          896,513
  Lowe's Cos                                             19,546          839,501
  Sears, Roebuck                                         33,483        1,126,368
  Staples Inc. (A)                                      103,238        1,893,385
  Target Corp.                                           40,494        1,532,293
  Wal-Mart Stores                                       219,177       11,763,230
                                                                     -----------
                                                                      29,780,593
                                                                     -----------
SERVICES (2.8%)
  Biogen Inc. (A)                                        28,059        1,065,681
  Boston Scientific Corp. (A)                            53,892        3,292,801
  Cendant Corp. (A)                                      53,666          983,161
  eBay Inc. (A)                                          29,123        3,034,325
  KLA-Tencor Corp. (A)                                   30,926        1,437,440
  Medtronic, Inc.                                        31,309        1,501,893
  Paychex Inc.                                           17,394          509,905
  Yahoo Inc. (A)                                         37,419        1,240,066
                                                                     -----------
                                                                      13,065,272
                                                                     -----------
TECHNOLOGY (15.4%)
  Altera Corp. (A)                                       57,440          946,037
  American Power Conversion (A)                          53,246          827,709
  Analog Devices, Inc. (A)                               50,440        1,756,321
  Applied Micro Circuits (A)                            258,572        1,563,068
  Avaya Inc. (A)                                        254,465        1,643,844
  Cisco Systems, Inc. (A)                               414,118        6,857,794
  Citrix Systems (A)                                     61,703        1,256,582
  Computer Associates International                      76,044        1,694,260
  Comverse Technology (A)                                85,093        1,279,373
  Dell Computer Corp. (A)                               146,156        4,671,877
  EMC Corp.  (A)                                         64,839          678,864
  Hewlett-Packard Co.                                   150,497        3,205,586
  Intel Corp.                                           284,702        5,920,378
  International Business Machines Corp.                  84,827        6,998,228
  Intuit Inc. (A)                                        10,519          467,307
  ITT Industries                                          4,966          325,074
  Linear Technology Corp.                                16,352          527,025
  Mattel, Inc.                                           70,348        1,330,984
  Micron Technology (A)                                 104,973        1,220,836
  Microsoft                                             532,950       13,651,514
  Molex Inc.                                             43,833        1,183,272
  Motorola, Inc.                                        178,708        1,685,216
  National Semiconductor (A)                             43,626          860,305
  Nvidia Corp. (A)                                       60,495        1,391,687
  Oracle Corp. (A)                                      232,747        2,796,455
  PerkinElmer Inc.                                       45,172          623,825
  QLogic Corp. (A)                                       11,531          555,218
  QUALCOMM Inc.                                          53,256        1,908,429
  Scientific-Atlanta, Inc.                               51,534        1,228,571
  Sun Microsystems, Inc. (A)                            235,155        1,080,537
  Texas Instruments, Inc.                                65,508        1,152,941
  Thomas & Betts (A)                                     16,685          241,098
  Xerox Corp. (A)                                        66,359          702,742
                                                                     -----------
                                                                      72,232,957
                                                                     -----------

                                                       NO. OF            FAIR
                                                       SHARES           VALUE
                                                      -------        -----------
TELECOMMUNICATIONS (3.1%)
  AT&T Corp.                                          119,190        $ 2,294,408
  AT&T Wireless Services (A)                          234,417          1,924,564
  BellSouth Corp.                                      33,069            880,627
  CenturyTel Inc.                                      56,789          1,979,097
  Nextel Communications (A)                            49,828            897,901
  SBC Communications, Inc.                             97,892          2,501,141
  Verizon Communications                              101,163          3,990,880
                                                                     -----------
                                                                      14,468,618
                                                                     -----------
TEXTILE (0.2%)
  NIKE, Inc.                                           13,333            713,182
                                                                     -----------
TOBACCO (1.0%)
  Altria Group                                        104,948          4,768,837
                                                                     -----------
TRANSPORTATION SERVICES (0.9%)
  PACCAR Inc.                                           8,135            547,892
  United Parcel                                        55,322          3,524,011
                                                                     -----------
                                                                       4,071,903
                                                                     -----------
U.S. AGENCY (1.6%)
  Federal Association National
    Mortgage                                           22,152          1,124,657
  Federal Home Loan Mortgage
    Corp                                               66,503          4,484,962
  SLM Corp.                                            54,129          2,120,233
                                                                     -----------
                                                                       7,729,852
                                                                     -----------
UTILITIES (1.8%)
  Centerpoint Energy, Inc.                             43,120            351,428
  Dominion Resources, Inc.                             27,967          1,797,439
  Edison International (A)                             48,464            796,264
  Exelon Corp.                                         43,743          2,616,269
  Public Service Enterprises                           42,924          1,813,539
  Southern Co.                                         28,459            886,782
                                                                     -----------
                                                                       8,261,721
                                                                     -----------

TOTAL COMMON STOCKS
  (COST $456,473,379)                                                439,475,307
                                                                     -----------

                                                   PRINCIPAL             FAIR
                                                     AMOUNT             VALUE
                                                  -----------        -----------
SHORT-TERM INVESTMENTS (6.6%)
COMMERCIAL PAPER (6.2%)
  Asset Securitization
  Cooperation Corp.,
   1.02% August 8, 2003                           $ 4,000,000        $ 3,995,472
  Clipper Receivables Corp.,
   1.02% due July 22, 2003                          1,474,000          1,473,023
  Gannett Co.,
   1.06% due July 11, 2003                          2,101,000          2,100,300
  General Electric Capital
  Corp.,
   1.16% due July 11, 2003                          4,750,000          4,748,418
  General Electric Capital
  Corp.,
   1.07% due July 22, 2003                          1,900,000          1,898,740
  Sheffield Resources
  Corp.,
   1.07% due July 15, 2003                          5,000,000          4,997,730
  Toyota Motor Credit
  Corp.,
   0.95% due July 29, 2003                          5,397,000          5,392,299
  UBS Financial Inc.,
   1.33% due July 1, 2003                             499,000            499,000
  Volkswagen of America
  Inc.,
   1.07% due August 6, 2003                         4,000,000          3,995,588
                                                                     -----------
                                                                      29,100,570
                                                                     -----------
U.S. TREASURY (0.4%)
  United States of America
  Treasury,
   1.03% due August 7, 2003 (B)                     1,900,000          1,898,450
                                                                     -----------

TOTAL SHORT-TERM
INVESTMENTS (COST $31,000,581)                                        30,999,020
                                                                     -----------

                                                  NOTIONAL
                                                    VALUE
                                                ------------        ------------
FUTURES CONTRACTS (0.0%)
  S&P 500 Stock Index,
  Exp. September, 2003 (C)                      $ 26,765,750                  --
                                                                    ------------

TOTAL INVESTMENTS (100%)
                                                                    ------------
  (COST $487,473,960) (D)                                           $470,474,327
                                                                    ============

NOTES

(A)   Non-income Producing Security.

(B) Par value of $1,900,000 pledged to cover margin deposits on futures contracts.

(C) As more fully discussed in Note 1 to the financial statements, it is Account GIS's practice to hold cash and cash equivalents (including short-term investments) at least equal to the underlying face value, or notional value, of outstanding purchased futures contracts, less the initial margin. Account GIS uses futures contracts as a substitute for holding individual securities.

(D) At June 30, 2003, net unrealized depreciation for all securities was $16,999,633. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of fair value over cost of $41,156,962 and aggregate gross unrealized depreciation for all securities in which there was an excess of cost over fair value of $58,156,595.

                        See Notes to Financial Statements

                       THE TRAVELERS QUALITY BOND ACCOUNT
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
                                  JUNE 30, 2003

ASSETS:
  Investment securities, at fair value (cost $115,411,552) .....    $113,204,659
  Cash .........................................................       2,782,952
  Receivables:
    Interest ...................................................       1,507,278
    Purchase payments and transfers from other funding options .          31,984
  Other assets .................................................           1,452
                                                                    ------------

      Total Assets .............................................     117,528,325
                                                                    ------------

LIABILITIES:
  Payables:
    Contract surrenders and transfers to other funding options .          93,523
    Investment management and advisory fees ....................           3,124
    Insurance charges ..........................................          11,125
  Accured liabilities ..........................................           8,076
                                                                    ------------

      Total Liabilities ........................................         115,848
                                                                    ------------

NET ASSETS:                                                         $117,412,477
                                                                    ============

                        See Notes to Financial Statements

                       THE TRAVELERS QUALITY BOND ACCOUNT
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS (UNAUDITED)
                     FOR THE SIX MONTHS ENDED JUNE 30, 2003

INVESTMENT INCOME:
  Interest ..........................................................                  $2,982,567

EXPENSES:
  Investment management and advisory fees ...........................    $  183,634
  Insurance charges .................................................       670,698
                                                                         ----------

    Total expenses ..................................................                     854,332
                                                                                       ----------

      Net investment income (loss) ..................................                   2,128,235
                                                                                       ----------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED GAIN (LOSS)
      ON INVESTMENT SECURITIES:
  Realized gain (loss) from investment security transactions:
    Proceeds from investment securities sold ........................    61,386,363
    Cost of investment securities sold ..............................    59,714,539
                                                                         ----------

      Net realized gain (loss) ......................................                   1,671,824

  Change in unrealized gain (loss) on investment securities:
    Unrealized gain (loss) at June 30, 2003 .........................    (2,206,893)
    Unrealized gain (loss) at December 31, 2002 .....................    (6,836,289)
                                                                         ----------

      Change in unrealized gain (loss) for the period ...............                   4,629,396
                                                                                       ----------

        Net realized gain (loss) and change in unrealized gain (loss)                   6,301,220
                                                                                       ----------

  Net increase (decrease) in net assets resulting from operations ...                  $8,429,455
                                                                                       ==========

                        See Notes to Financial Statements

                       THE TRAVELERS QUALITY BOND ACCOUNT
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                SIX MONTHS
                                                                                  ENDED           YEAR ENDED
                                                                                 JUNE 30,        DECEMBER 31,
                                                                                   2003              2002
                                                                              -------------     -------------
                                                                               (UNAUDITED)
OPERATIONS:
  Net investment income (loss) ...........................................    $   2,128,235     $   5,164,126
  Net realized gain (loss) from investment security transactions .........        1,671,824        (3,108,098)
  Net change in unrealized gain (loss) on investment securities ..........        4,629,396        (1,649,238)
                                                                              -------------     -------------

    Net increase (decrease) in net assets resulting from operations ......        8,429,455           406,790
                                                                              -------------     -------------

UNIT TRANSACTIONS:
  Participant purchase payments
    (applicable to 397,822 and 970,567 units, respectively) ..............        2,634,410         6,020,842
  Participant transfers from other funding options
    (applicable to 1,238,295 and 1,840,387 units, respectively) ..........        8,226,926        11,390,851
  Administrative charges
    (applicable to 6,673 and 15,036 units, respectively) .................          (45,788)          (93,554)
  Contract surrenders
    (applicable to 1,025,105 and 2,477,747 units, respectively) ..........       (6,793,893)      (15,412,418)
  Participant transfers to other funding options
    (applicable to 1,002,140 and 3,053,338 units, respectively) ..........       (6,648,707)      (18,818,812)
  Other payments to participants
    (applicable to 83,557 and 157,757 units, respectively) ...............         (577,619)         (993,160)
                                                                              -------------     -------------

    Net increase (decrease) in net assets resulting from unit transactions       (3,204,671)      (17,906,251)
                                                                              -------------     -------------

      Net increase (decrease) in net assets ..............................        5,224,784       (17,499,461)

NET ASSETS:
  Beginning of period ....................................................      112,187,693       129,687,154
                                                                              -------------     -------------

  End of period ..........................................................    $ 117,412,477     $ 112,187,693
                                                                              =============     =============

                        See Notes to Financial Statements

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.    SIGNIFICANT ACCOUNTING POLICIES

      The Travelers Quality Bond Account for Variable Annuities ("Account QB") is a separate account of The Travelers Insurance Company ("The Company"), an indirect wholly owned subsidiary of Citigroup Inc., and is available for funding Universal Annuity contracts issued by The Company. Account QB is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

      The following is a summary of significant accounting policies consistently followed by Account QB in the preparation of its financial statements.

      SECURITY VALUATION. Investments in securities traded on a national securities exchange are valued at the 4:00 p.m. Eastern Standard Time price of such exchanges; securities traded on the over-the-counter market and listed securities with no reported sales are valued at the mean between the last-reported bid and asked prices or on the basis of quotations received from a reputable broker or other recognized source.

      When market quotations are not considered to be readily available for long-term corporate bonds and notes, such investments are generally stated at fair value on the basis of valuations furnished by a pricing service. These valuations are determined for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities, which are generally recognized by institutional traders. Securities, including restricted securities, for which pricing services are not readily available, are valued by management at prices which it deems, in good faith, to be fair value.

      Short-term investments are reported at fair value based on quoted market prices. Short-term investments, for which there is no reliable quoted market price, are recorded at amortized cost, which approximates fair value.

      SECURITY TRANSACTIONS. Security transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Premiums and discounts are amortized to interest income utilizing the constant yield method.

      FUTURES CONTRACTS. Account QB may use interest rate futures contracts as a substitute for the purchase or sale of individual securities. When Account QB enters into a futures contract, it agrees to buy or sell specified debt securities at a future time for a fixed price, unless the contract is closed prior to expiration. Account QB is obligated to deposit with a broker an "initial margin" equivalent to a percentage of the face, or notional value of the contract.

      It is Account QB's practice to hold cash and cash equivalents in an amount at least equal to the notional value of outstanding purchased futures contracts, less the initial margin. Cash and cash equivalents include cash on hand, securities segregated under federal and brokerage regulations, and short-term highly liquid investments with maturities generally three months or less when purchased. Generally, futures contracts are closed prior to expiration.

      Futures contracts purchased by Account QB are priced and settled daily; accordingly, changes in daily prices are recorded as realized gains or losses and no asset is recorded in the Statement of Investments. Therefore, when Account QB holds open futures contracts, it assumes a market risk generally equivalent to the underlying market risk of change in the value of the debt securities associated with the futures contract.

      REPURCHASE AGREEMENTS. When Account QB enters into a repurchase agreement (a purchase of securities whereby the seller agrees to repurchase the securities at a mutually agreed upon date and price), the repurchase price of the securities will generally equal the amount paid by Account QB plus a negotiated interest amount. The seller under the repurchase agreement will be required to provide to Account QB securities (collateral) whose market value, including accrued interest, will be at least equal to 102% of the repurchase price. Account QB monitors the value of collateral on a daily basis. Repurchase agreements will be limited to transactions with national banks and reporting broker dealers believed to present minimal credit risks. Account QB's custodian will take actual or constructive receipt of all securities underlying repurchase agreements until such agreements expire.

      FEDERAL INCOME TAXES. The operations of Account QB form a part of the total operations of The Company and are not taxed separately. The Company is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax law, no taxes are payable on the investment income and capital gains of Account QB. Account QB is not taxed as a "regulated investment company" under Subchapter M of the Code.

      OTHER. The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2.    INVESTMENTS

      The aggregate costs of purchases and proceeds from sales of investments (other than short-term securities) were $28,827,495 and $24,891,207, respectively; the costs of purchases and proceeds from sales of direct and indirect U.S. government securities were $38,899,935 and $46,245,793, respectively, for the six months ended June 30, 2003. Realized gains and losses from investment security transactions are reported on an identified cost basis.

3.    CONTRACT CHARGES

      Investment management and advisory fees are calculated daily at an annual rate of 0.3233% of Account QB's average net assets. These fees are paid to Travelers Asset Management International Company, LLC, an indirect wholly owned subsidiary of Citigroup Inc.

      Insurance charges are paid for the mortality and expense risks assumed by The Company. Each business day, The Company deducts a mortality and expense risk charge which is reflected in the calculation of accumulation and annuity unit values. This charge equals, on an annual basis, 1.0017% for contracts issued prior to May 16, 1983 and 1.25% on an annual basis for contracts issued on or after May 16, 1983.

      For certain contracts in the accumulation phase, a semi-annual charge of $15 (prorated for partial years) is deducted from participant account balances and paid to The Company to cover administrative charges.

      On contracts issued prior to May 16, 1983, The Company retained from Account QB sales charges of $2,196 and $4,708 for the six months ended June 30, 2003 and the year ended December 31, 2002, respectively. The Company generally assesses a 5% contingent deferred sales charge if a participant's purchase payment is surrendered within five years of its payment date. Contract surrender payments are net of contingent deferred sales charges of $25,037 and $78,280 for the six months ended June 30, 2003 and the year ended December 31, 2002, respectively.

4.    NET ASSETS HELD ON BEHALF OF AN AFFILIATE

      Approximately $154,000 and $131,000 of the net assets of Account QB were held on behalf of an affiliate of The Company as of June 30, 2003 and December 31, 2002, respectively. Transactions with this affiliate during the six months ended June 30, 2003 and the year ended December 31, 2002, were comprised of participant purchase payments of approximately $59,000 and $80,000 and contract surrenders of approximately $47,000 and $152,000, respectively.

5.    NET CONTRACT OWNERS' EQUITY

                                                                                  JUNE 30, 2003
                                                                     ------------------------------------

                                                                                    UNIT          NET
                                                                        UNITS       VALUE        ASSETS
                                                                        -----       -----        ------
Accumulation phase of contracts issued prior to May 16, 1983 ..       4,398,542    $7.188    $ 31,634,229
Annuity phase of contracts issued prior to May 16, 1983 .......          53,845     7.188         387,251
Accumulation phase of contracts issued on or after May 16, 1983      12,475,508     6.837      85,339,154
Annuity phase of contracts issued on or after May 16, 1983 ....           7,579     6.837          51,843
                                                                                             ------------

Net Contract Owners' Equity .............................................................    $117,412,477
                                                                                             ============

6.    SUPPLEMENTARY INFORMATION
      (Selected data for a unit outstanding throughout each period.)

Contracts issued prior to May 16, 1983                            SIX
                                                                MONTHS
                                                                 ENDED                  FOR THE YEARS ENDED DECEMBER 31,
                                                                JUNE 30,         (DERIVED FROM AUDITED FINANCIAL INFORMATION)
                                                                --------    ----------------------------------------------------
                                                                  2003        2002       2001       2000       1999       1998
                                                                --------    --------   --------   --------   --------   --------
SELECTED PER UNIT DATA:
    Total investment income ................................... $   .180    $   .381   $   .421   $   .446   $   .393   $   .363
    Operating expenses ........................................     .046        .086       .089       .081       .080       .076
                                                                --------    --------   --------   --------   --------   --------

    Net investment income (loss) ..............................     .134        .295       .332       .365       .313       .287

    Unit value at beginning of period .........................    6.674       6.608      6.335      6.055      5.994      5.593
    Net realized and change in unrealized gains (losses) ......     .380       (.229)     (.059)     (.085)     (.252)      .114
                                                                --------    --------   --------   --------   --------   --------

    Unit value at end of period ............................... $  7.188    $  6.674   $  6.608   $  6.335   $  6.055   $  5.994
                                                                ========    ========   ========   ========   ========   ========

SIGNIFICANT RATIOS AND ADDITIONAL DATA:
    Net increase (decrease) in unit value ..................... $    .51    $    .07   $    .27   $    .28   $    .06   $    .40
    Ratio of operating expenses to average net assets .........     1.33%*      1.33%      1.33%      1.33%      1.33%      1.33%
    Ratio of net investment income (loss) to average net assets     3.92%*      4.56%      4.99%      5.93%      5.22%      4.96%
    Number of units outstanding at end of period (thousands) ..    4,452       4,684      5,194      5,491      6,224      6,880
    Portfolio turnover rate ...................................       71%        113%       166%       105%       340%       438%

Contracts issued on or after May 16, 1983                         SIX
                                                                MONTHS
                                                                 ENDED                  FOR THE YEARS ENDED DECEMBER 31,
                                                                JUNE 30,         (DERIVED FROM AUDITED FINANCIAL INFORMATION)
                                                                --------    ----------------------------------------------------
                                                                  2003        2002       2001       2000       1999       1998
                                                                --------    --------   --------   --------   --------   --------
SELECTED PER UNIT DATA:
    Total investment income ................................... $   .171    $   .363   $   .402   $   .427   $   .378   $   .350
    Operating expenses ........................................     .051        .097       .101       .092       .091       .088
                                                                --------    --------   --------   --------   --------   --------

    Net investment income (loss) ..............................     .120        .266       .301       .335       .287       .262

    Unit value at beginning of period .........................    6.356       6.309      6.063      5.810      5.765      5.393
    Net realized and change in unrealized gains (losses) ......     .361       (.219)     (.055)     (.082)     (.242)      .110
                                                                --------    --------   --------   --------   --------   --------

    Unit value at end of period ............................... $  6.837    $  6.356   $  6.309   $  6.063   $  5.810   $  5.765
                                                                ========    ========   ========   ========   ========   ========

SIGNIFICANT RATIOS AND ADDITIONAL DATA:
    Net increase (decrease) in unit value ..................... $    .48    $    .05   $    .25   $    .25   $    .04   $    .37
    Ratio of operating expenses to average net assets .........     1.57%*      1.57%      1.57%      1.57%      1.57%      1.57%
    Ratio of net investment income to average net assets ......     3.67%*      4.31%      4.74%      5.69%      4.97%      4.71%
    Number of units outstanding at end of period (thousands) ..   12,483      12,733     15,116     14,045     17,412     21,251
    Portfolio turnover rate ...................................       71%        113%       166%       105%       340%       438%

*     Annualized

                       THE TRAVELERS QUALITY BOND ACCOUNT
                             FOR VARIABLE ANNUITIES

                      STATEMENT OF INVESTMENTS (UNAUDITED)
                                  JUNE 30, 2003

                                                               PRINCIPAL       FAIR
                                                                AMOUNT         VALUE
                                                              ----------    ----------
BONDS (72.0%)

AIRLINES (0.5%)
  Delta Airlines Inc., 9.25% Debentures, 2007 ............    $  889,913    $  578,443
                                                                            ----------

ASSET BACKED SECURITIES (6.0%)
  CA Infrastructure, 6.42% Debentures, 2008 ..............     1,100,000     1,192,485
  Daimler Chrysler Auto, 4.63% Debentures, 2006 ..........     1,500,000     1,569,432
  Discover Card Mt, 6.05% Debentures, 2008 ...............     1,100,000     1,213,715
  Ford Credit Auto Owner Trust, 4.75% Debentures, 2006 ...     1,400,000     1,483,686
  Metris MT, 1.32% Debentures, 2007 ......................       100,000        98,418
  Toyota Auto Recovery Owner Trust, 2.65% Debentures, 2006     1,200,000     1,219,415
                                                                            ----------
                                                                             6,777,151
                                                                            ----------

AUTOMOTIVE (2.2%)
  Daimler Chrysler NA Holdings, 4.05% Debentures, 2008 ...     2,500,000     2,478,518
                                                                            ----------

BANKING (2.3%)
  Fleet Financial Group, 7.13% Debentures, 2006 ..........     1,250,000     1,402,460
  J.P. Morgan Chase & Co., 5.75% Debentures, 2013 ........     1,100,000     1,204,833
                                                                            ----------
                                                                             2,607,293
                                                                            ----------

BROKERAGE (2.4%)
  Morgan Stanley Dean Witter & Co., 4.25% Debentures, 2010     1,200,000     1,236,982
  Morgan Stanley Dean Witter & Co., 5.30% Debentures, 2013     1,400,000     1,490,804
                                                                            ----------
                                                                             2,727,786
                                                                            ----------
CONGLOMERATES (1.0%)
  General Electric Capital Corp., 5.45% Debentures, 2013 .     1,000,000     1,085,171
                                                                            ----------

COLLATERALIZED MORTGAGE OBLIGATIONS (1.5%)
  Credit Suisse First Boston Corp., 6.38% Debentures, 2035       900,000     1,040,274
  LB UBS Commercial Mortgage Trust, 4.85% Debentures, 2031       670,000       708,087
                                                                            ----------
                                                                             1,748,361
                                                                            ----------
DEFENSE (3.7%)
  Northrop Grumman Corp., 8.63% Debentures, 2004  ........     2,000,000     2,165,444
  Raytheon Co., 5.70% Debentures, 2003 ...................     1,995,000     2,013,053
                                                                            ----------
                                                                             4,178,497
                                                                            ----------
FINANCE (4.2%)
  Ford Motor Credit Co., 6.88% Debentures, 2006 ..........     1,000,000     1,061,227
  General Motors Acceptance Corp., 7.25% Debentures, 2011      1,400,000     1,438,643
  Household Financial Corp., 6.38% Debentures, 2012 ......     1,400,000     1,597,653
  Washington Mutual Inc., 4.38% Debentures, 2008 .........       600,000       635,607
                                                                            ----------
                                                                             4,733,130
                                                                            ----------

FOOD (2.1%)
  General Mills Inc., 6.00% Debentures, 2012 .............     2,100,000     2,374,867
                                                                            ----------

                                                                PRINCIPAL        FAIR
                                                                 AMOUNT         VALUE
                                                               ----------    ----------
INSURANCE (1.0%)
  Massachusetts Mutual Life, 2.55% Debentures, 2008 (A) ...    $  900,000    $  886,531
  SAFECO Corp., 7.25% Debentures, 2012 ....................       200,000       240,849
                                                                             ----------
                                                                              1,127,380
                                                                             ----------

MEDIA CABLE (7.0%)
  AOL Time Warner Inc., 6.15% Debentures, 2007 ............     2,400,000     2,702,626
  Comcast Cable Communications, 8.50% Debentures, 2027 ....       500,000       646,849
  Cox Enterprises Inc., 7.88% Debentures, 2010 (A) ........     3,800,000     4,625,364
                                                                             ----------
                                                                              7,974,839
                                                                             ----------

MEDIA NON-CABLE (1.2%)
  Clear Channel Communications Inc., 7.25% Debentures, 2003     1,300,000     1,313,026
                                                                             ----------

NATURAL GAS PIPELINE (6.9%)
  Duke Energy Field Service, 7.50% Debentures, 2005 .......       500,000       547,077
  El Paso Corp,. 6.95% Debentures, 2007 ...................     2,500,000     2,350,000
  Gemstone Investments Ltd., 7.71% Debentures, 2004 (A) ...     2,000,000     2,000,000
  Osprey 8.31% Debentures, 2049 (A)(B) ....................     3,700,000       518,000
  Transcontinental Gas Pipeline, 6.13% Debentures, 2005 ...     2,400,000     2,412,000
                                                                             ----------
                                                                              7,827,077
                                                                             ----------

REAL ESTATE (6.8%)
  EOP Operating LP, 8.10% Debentures, 2010 ................       300,000       367,460
  Nationwide Health Properties Inc., 6.90% Debentures, 2037     4,500,000     4,733,244
  Post Apartment Homes LP, 6.85% Debentures, 2005 .........     2,510,000     2,656,802
                                                                             ----------
                                                                              7,757,506
                                                                             ----------

RETAIL (2.3%)
  Wal-Mart Stores Inc., 4.55% Debentures, 2013 ............     2,500,000     2,605,820
                                                                             ----------

SUPERMARKETS (1.0%)
  Fred Meyer Inc., 7.45% Debentures, 2008 .................     1,000,000     1,166,350
                                                                             ----------

TECHNOLOGY (2.5%)
  Pitney Bowes Inc., 4.63% Debentures, 2012 ...............     2,700,000     2,828,123
                                                                             ----------

                                                                  PRINCIPAL         FAIR
                                                                    AMOUNT          VALUE
                                                                 -----------    -----------
TELECOMMUNICATIONS (5.0%)
  NY Telephone Co., 7.00% Debentures, 2025 ..................    $ 1,700,000    $ 1,747,090
  Qwest Capital Funding, 7.00% Debentures, 2009 .............      3,000,000      2,482,500
  Sprint Capital Corp., 8.38% Debentures, 2012 ..............        500,000        599,810
  WorldCom Inc., 6.50% Debentures, 2004 (B) .................      1,000,000        297,500
  WorldCom Inc., 7.50% Debentures, 2011 (B) .................      1,700,000        505,750
                                                                                -----------
                                                                                  5,632,650
                                                                                -----------

UTILITIES (12.4%)
  Cleveland Electric Illumination Co., 9.00% Debentures, 2023      1,600,000      1,680,385
  PSEG Energy Holdings, 8.63% Debentures, 2008 ..............        450,000        484,305
  Pepco Holdings Inc., 5.50% Debentures, 2007 ...............      1,600,000      1,725,363
  Progress Energy Inc., 6.05% Debentures, 2007 ..............      2,700,000      2,982,639
  Utilicorp United Inc., 6.88% Debentures, 2004 .............      6,300,000      5,929,875
  Xcel Energy Inc., 3.40% Debentures, 2008 (A) ..............      1,200,000      1,193,073
                                                                                -----------
                                                                                 13,995,640
                                                                                -----------

TOTAL BONDS
(COST $83,937,089) .........................................................     81,517,628
                                                                                -----------

U.S. GOVERNMENT SECURITIES (13.3%)
  United States of America Treasury, 3.50% due November 2006       3,075,000      3,242,326
  United States of America Treasury, 4.75% due November, 2008      1,875,000      2,079,127
  United States of America Treasury, 5.00% due February, 2011      1,250,000      1,403,468
  United States of America Treasury, 4.00% due November 2012         900,000        936,809
  United States of America Treasury, 3.88% due February 2013       7,000,000      7,205,352
  United States of America Treasury, 5.38% due February, 2031        200,000        225,274
                                                                                -----------

TOTAL U.S. GOVERNMENT SECURITIES
  (COST $14,905,116) .......................................................     15,092,356
                                                                                -----------

                                                                    PRINCIPAL          FAIR
                                                                      AMOUNT          VALUE
                                                                  ------------    ------------
SHORT-TERM INVESTMENTS (14.7%)
COMMERCIAL PAPER (14.7%)
  CalEnergy Co Inc., 6.96% due September, 2003 ...............    $    920,000    $    930,033
  Clear Channel Communications Inc., 7.25% due September, 2003         990,000         999,920
  Clipper Receivables Corp., 1.01% due July, 2003 ............       1,984,000       1,982,685
  General Electric Capital Corp., 1.05% due July, 2003 .......       2,678,000       2,676,623
  Jupiter Securitization Corp., 1.07% due July, 2003 .........       4,173,000       4,170,233
  Sears Roebuck Acceptance Corp., 4.23% due January, 2004 ....       2,100,000       2,119,473
  Toyota Motor Credit Corp., 1.07% due July, 2003 ............       2,514,000       2,512,708
  UBS Financial Inc., 1.33% due July, 2003 ...................       1,203,000       1,203,000
                                                                                  ------------

TOTAL SHORT-TERM INVESTMENTS (COST $16,569,347) ..............................      16,594,675
                                                                                  ------------

TOTAL INVESTMENTS (100%)
  (COST $115,411,552) (C) ....................................................    $113,204,659
                                                                                  ============

NOTES

(A)   Restricted Security.

(B)   Security is currently in default.

(C) At June 30, 2003 net unrealized depreciation for all securities was $2,206,893. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of fair value over cost of $4,198,679 and aggregate gross unrealized depreciation for all securities in which there was an excess of cost over fair value of $6,405,572.

                        See Notes to Financial Statement

                       THE TRAVELERS MONEY MARKET ACCOUNT
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
                                  JUNE 30, 2003

ASSETS:
  Investment securities, at fair value (cost $115,303,432) .....    $115,300,895
  Cash .........................................................             451
  Receivables:
    Purchase payments and transfers from other funding options .         107,801
  Other assets .................................................             341
                                                                    ------------

      Total Assets .............................................     115,409,488
                                                                    ------------

LIABILITIES:
  Payables:
    Contract surrenders and transfers to other funding options .          48,240
    Investment management and advisory fees ....................           3,064
    Insurance charges ..........................................          11,842
  Accrued liabilities ..........................................           2,401
                                                                    ------------

      Total Liabilities ........................................          65,547
                                                                    ------------

NET ASSETS:                                                         $115,343,941
                                                                    ============

                        See Notes to Financial Statements

                       THE TRAVELERS MONEY MARKET ACCOUNT
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS (UNAUDITED)
                     FOR THE SIX MONTHS ENDED JUNE 30, 2003

INVESTMENT INCOME:
  Interest ...............................................................                   $  805,814

EXPENSES:
  Investment management and advisory fees ................................    $ 205,159
  Insurance charges ......................................................      793,054
                                                                              ---------

    Total expenses .......................................................                      998,213
                                                                                             ----------

      Net investment income (loss) .......................................                     (192,399)
                                                                                             ----------


  Net increase (decrease) in net assets resulting from operations ........                   $ (192,399)
                                                                                             ==========

                        See Notes to Financial Statements

                       THE TRAVELERS MONEY MARKET ACCOUNT
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                               SIX MONTHS
                                                                                  ENDED          YEAR ENDED
                                                                                 JUNE 30,        DECEMBER 31,
                                                                                   2003             2002
                                                                              -------------     -------------
                                                                               (UNAUDITED)
OPERATIONS:
  Net investment income (loss) ...........................................    $    (192,399)    $     299,502
                                                                              -------------     -------------

    Net increase (decrease) in net assets resulting from operations ......         (192,399)          299,502
                                                                              -------------     -------------

UNIT TRANSACTIONS:
  Participant purchase payments
    (applicable to 2,087,144 and 5,858,558 units, respectively) ..........        5,723,662        16,062,122
  Participant transfers from other funding options
    (applicable to 19,432,823 and 64,672,611 units, respectively) ........       53,291,968       177,339,495
  Administrative charges
    (applicable to 25,266 and 54,859 units, respectively) ................          (69,239)         (150,505)
  Contract surrenders
    (applicable to 5,953,227 and 13,961,585 units, respectively) .........      (16,325,570)      (38,286,908)
  Participant transfers to other funding options
    (applicable to 24,006,849 and 68,317,728 units, respectively) ........      (65,834,150)     (187,327,842)
  Other payments to participants
    (applicable to 194,365 and 935,674 units, respectively) ..............         (533,739)       (2,566,662)
                                                                              -------------     -------------

    Net increase (decrease) in net assets resulting from unit transactions      (23,747,068)      (34,930,300)
                                                                              -------------     -------------

      Net increase (decrease) in net assets ..............................      (23,939,467)      (34,630,798)

NET ASSETS:
  Beginning of period ....................................................      139,283,408       173,914,206
                                                                              -------------     -------------

  End of period ..........................................................    $ 115,343,941     $ 139,283,408
                                                                              =============     =============

                        See Notes to Financial Statements

              NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.    SIGNIFICANT ACCOUNTING POLICIES

      The Travelers Money Market Account for Variable Annuities ("Account MM") is a separate account of The Travelers Insurance Company ("The Company"), an indirect wholly owned subsidiary of Citigroup Inc., and is available for funding Universal Annuity contracts issued by The Company. Account MM is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

      The following is a summary of significant accounting policies consistently followed by Account MM in the preparation of its financial statements.

      SECURITY VALUATION. Investments in securities traded on a national securities exchange are valued at the 4:00 p.m. Eastern Standard Time price of such exchanges; securities traded on the over-the-counter market and listed securities with no reported sales are valued at the mean between the last reported bid and asked prices or on the basis of quotations received from a reputable broker or other recognized source.

      Short-term investments are reported at fair value based on quoted market prices. Short-term investments, for which there is no reliable quoted market price, are recorded at amortized cost which approximates fair value.

      SECURITY TRANSACTIONS. Security transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Premiums and discounts are amortized to interest income utilizing the constant yield method.

      REPURCHASE AGREEMENTS. When Account MM enters into a repurchase agreement (a purchase of securities whereby the seller agrees to repurchase the securities at a mutually agreed upon date and price), the repurchase price of the securities will generally equal the amount paid by Account MM plus a negotiated interest amount. The seller under the repurchase agreement will be required to provide to Account MM securities (collateral) whose market value, including accrued interest, will be at least equal to 102% of the repurchase price. Account MM monitors the value of collateral on a daily basis. Repurchase agreements will be limited to transactions with national banks and reporting broker dealers believed to present minimal credit risks. Account MM's custodian will take actual or constructive receipt of all securities underlying repurchase agreements until such agreements expire.

      FEDERAL INCOME TAXES. The operations of Account MM form a part of the total operations of The Company and are not taxed separately. The Company is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax law, no taxes are payable on the investment income and capital gains of Account MM. Account MM is not taxed as a "regulated investment company" under Subchapter M of the Code.

      OTHER. The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2.    CONTRACT CHARGES

      Investment management and advisory fees are calculated daily at an annual rate of 0.3233% of Account MM's average net assets. These fees are paid to Travelers Asset Management International Company, LLC, an indirect wholly owned subsidiary of Citigroup Inc.

      Insurance charges are paid for the mortality and expense risks assumed by The Company. Each business day, The Company deducts a mortality and expense risk charge which is reflected in the calculation of accumulation and annuity unit values. This charge equals, on an annual basis, 1.0017% for contracts issued prior to May 16, 1983 and 1.25% on an annual basis for contracts issued on or after May 16, 1983.

      For certain contracts in the accumulation phase, a semi-annual charge of $15 (prorated for partial years) is deducted from participant account balances and paid to The Company to cover administrative charges.

      The Company assesses a 5% contingent deferred sales charge if a participant's purchase payment is surrendered within five years of its payment date. Contract surrender payments are net of contingent sales charges of $158,793 and $361,097 for the six months ended June 30, 2003 and the year ended December 31, 2002, respectively.

3.    NET ASSETS HELD ON BEHALF OF AN AFFILIATE

      Approximately $1,617,000 and $2,208,000 of the net assets of Account MM were held on behalf of an affiliate of The Company as of June 30, 2003 and December 31, 2002, respectively. Transactions with this affiliate during the six months ended June 30, 2003 and the year ended December 31, 2002, were comprised of participant purchase payments of approximately $281,000 and $813,000 and contract surrenders of approximately $870,000 and $885,000, respectively.

4.    NET CONTRACT OWNERS' EQUITY

                                                                                          JUNE 30, 2003
                                                                            ----------------------------------------

                                                                                             UNIT            NET
                                                                               UNITS        VALUE          ASSETS
                                                                               -----        -----          ------
Accumulation phase of contracts issued prior to May 16, 1983 ............       24,243     $ 2.881     $      69,840
Annuity phase of contracts issued prior to May 16, 1983 .................       20,156       2.881            58,066
Accumulation phase of contracts issued on or after May 16, 1983 .........   41,963,951       2.740       114,988,186
Annuity phase of contracts issued on or after May 16, 1983 ..............       83,152       2.740           227,849
                                                                                                       -------------

Net Contract Owners' Equity ......................................................................     $ 115,343,941
                                                                                                       =============

5.    SUPPLEMENTARY INFORMATION
      (Selected data for a unit outstanding throughout each period.)

Contracts issued prior to May 16, 1983                              SIX
                                                                  MONTHS
                                                                   ENDED                 FOR THE YEARS ENDED DECEMBER 31,
                                                                  JUNE 30,         (DERIVED FROM AUDITED FINANCIAL INFORMATION)
                                                                  --------     ---------------------------------------------------
                                                                    2003         2002       2001       2000       1999       1998
                                                                  -------      -------    -------    -------    -------    -------
SELECTED PER UNIT DATA:
    Total investment income ...................................   $  .018      $  .051    $  .120    $  .174    $  .135    $  .138
    Operating expenses ........................................      .019         .038       .037       .037       .034       .033
                                                                  -------      -------    -------    -------    -------    -------

    Net investment income (loss) ..............................     (.001)        .013       .083       .137       .101       .105

    Unit value at beginning of period .........................     2.882        2.869      2.786      2.649      2.548      2.443
                                                                  -------      -------    -------    -------    -------    -------

    Unit value at end of period ...............................   $ 2.881      $ 2.882    $ 2.869    $ 2.786    $ 2.649    $ 2.548
                                                                  =======      =======    =======    =======    =======    =======

SIGNIFICANT RATIOS AND ADDITIONAL DATA:
    Net increase (decrease) in unit value .....................   $   .00      $   .01    $   .08    $   .14    $   .10    $   .11
    Ratio of operating expenses to average net assets .........      1.33%*       1.33%      1.33%      1.33%      1.33%      1.33%
    Ratio of net investment income (loss) to average net assets     (0.06)*       0.46%      2.89%      5.09%      3.87%      4.20%
    Number of units outstanding at end of period (thousands) ..        44           49         60         70         80         91

Contracts issued on or after May 16, 1983                           SIX
                                                                   MONTHS
                                                                   ENDED                  FOR THE YEARS ENDED DECEMBER 31,
                                                                  JUNE 30,         (DERIVED FROM AUDITED FINANCIAL INFORMATION)
                                                                  --------     ---------------------------------------------------
                                                                    2003         2002       2001       2000       1999       1998
                                                                  -------      -------    -------    -------    -------    -------
SELECTED PER UNIT DATA:
    Total investment income ...................................   $  .017      $  .048    $  .114    $  .167    $  .130    $  .133
    Operating expenses ........................................      .021         .043       .042       .041       .039       .038
                                                                  -------      -------    -------    -------    -------    -------

    Net investment income (loss) ..............................     (.004)        .005       .072       .126       .091       .095

    Unit value at beginning of period .........................     2.744        2.739      2.667      2.541      2.450      2.355
                                                                  -------      -------    -------    -------    -------    -------

    Unit value at end of period ...............................   $ 2.740      $ 2.744    $ 2.739    $ 2.667    $ 2.541    $ 2.450
                                                                  =======      =======    =======    =======    =======    =======

SIGNIFICANT RATIOS AND ADDITIONAL DATA:
    Net increase (decrease) in unit value .....................   $   .00      $   .01    $   .07    $   .13    $   .09    $   .10
    Ratio of operating expenses to average net assets .........      1.57%*       1.57%      1.57%      1.57%      1.57%      1.57%
    Ratio of net investment income (loss) to average net assets     (0.30)*       0.21%      2.64%      4.84%      3.62%      3.95%
    Number of units outstanding at end of period (thousands) ..    42,047       50,702     63,430     55,477     70,545     41,570

*     Annualized

                       THE TRAVELERS MONEY MARKET ACCOUNT
                             FOR VARIABLE ANNUITIES

                      STATEMENT OF INVESTMENTS (UNAUDITED)
                                  JUNE 30, 2003

                                                                                   PRINCIPAL                     FAIR
                                                                                     AMOUNT                      VALUE
                                                                                 -------------               -------------
SHORT-TERM INVESTMENTS (100%)

COMMERCIAL PAPER (81.5%)
  American Honda Financial Corp., 1.20% due July 9, 2003..............           $   1,200,000               $   1,199,674
  American Honda Financial Corp., 1.24% due July 10, 2003.............               1,216,000                   1,215,632
  American Honda Financial Corp., 1.24% due August 5, 2003............               3,500,000                   3,496,241
  American Express Credit Corp., 1.04% due August 7, 2003.............               4,540,000                   4,534,861
  Blueridge Asset Funding Corp., 1.19% due August 5, 2003.............               5,737,000                   5,730,838
  BMW United States Capital Corp., 1.03% due July 17, 2003............               1,415,000                   1,414,273
  Coca-Cola Enterprises Inc., 0.93% due August 5, 2003................               5,821,000                   5,814,748
  Crown Point Capital Co. LLC, 1.17% due July 7, 2003.................               4,000,000                   3,999,152
  DE Funding Corp., 1.07% due July 16, 2003...........................               5,800,000                   5,797,193
  E.I. Dupont de Nemours & Co., 1.03% due July 14, 2003...............               5,800,000                   5,797,541
  Goldman Sachs Group Inc., 1.29% due July 18, 2003...................               5,000,000                   4,997,280
  Marsh & McLennan Cos., 1.13% due July 28, 2003......................               5,859,000                   5,854,073
  Montauk Funding Corp., 1.24% due July 17, 2003......................               3,620,000                   3,618,139
  Nordea North America Inc., 0.95% due July 22, 2003..................               5,000,000                   4,996,685
  Old Line Funding Corp., 1.23% due July 28, 2003.....................               1,700,000                   1,698,570
  Schering-Plough Corp., 1.25% due July 8, 2003.......................               1,750,000                   1,749,576
  Sheffield Resources Corp., 1.24% due July 22, 2003..................               4,954,000                   4,950,715
  Shell Finance (UK) PLC, 1.02% due August 11, 2003...................               2,978,000                   2,974,289
  Societe Generale North America, 1.05% due September 10, 2003........               5,000,000                   4,989,500
  Starfish Global Funding LLC, 1.24% due July 9, 2003.................               2,394,000                   2,393,349
  Toyota Motor Credit Corp., 0.95% due July 29, 2003..................               2,631,000                   2,628,708
  Toyota Motor Credit Corp., 0.93% due September 15, 2003.............               3,190,000                   3,182,835
  UBS Financial, Inc., 1.33% due July 1, 2003.........................               1,204,000                   1,204,000
  Unilever Capital Corp., 1.23% due July 2, 2003......................               4,155,000                   4,154,747
  Yorktown Capital LLC, 1.09% due July 21, 2003.......................               2,500,000                   2,498,418
  Yorktown Capital LLC, 1.00% due August 1, 2003......................               3,041,000                   3,038,087
                                                                                                             -------------
                                                                                                                93,929,124
                                                                                                             -------------

UNITED STATES AGENCY (18.5%)
  Federal Home Loan Mortgage Corp., 1.07% due August 14, 2003.........               3,450,000                   3,445,953
  Federal Home Loan Mortgage Corp., 1.14% due September 3, 2003.......               3,000,000                   2,994,879
  Federal National Mortgage Association, 1.20% due July 9, 2003.......               8,340,000                   8,338,240
  Federal National Mortgage Association, 0.89% due July 24, 2003......               2,753,000                   2,751,329
  Federal National Mortgage Association, 0.95% due July 25, 2003......               1,245,000                   1,244,212
  Federal National Mortgage Association, 0.91% due August 11, 2003....               2,600,000                   2,597,158
                                                                                                             -------------
                                                                                                                21,371,771
                                                                                                             -------------

TOTAL INVESTMENTS (100%)
  (COST $115,303,432).........................................................................               $ 115,300,895
                                                                                                             =============

                        See Notes to Financial Statements

                         BOARD OF MANAGERS AND OFFICERS

Name and Position
  With the Fund                                             Principal Occupation During Last Five Years
-----------------                                           -------------------------------------------
*R. Jay Gerken                            Managing Director (1989 to present) of Salomon Smith Barney Inc. ("SSB");
 Manager                                  Chairman, President and CEO of Smith Barney Fund Management LLC; Travelers
 399 Park Avenue                          Investment Adviser, Inc. and CitiFund Management Inc.  Chairman, Chief Executive
 New York, NY                             Officer and President, Board of Managers (2002-present), six Variable Annuity
 Age 52                                   Separate Accounts of The Travelers Insurance Company+; Chairman, Chief Executive
                                          Officer and President, Board of Trustees (2002-present), five Mutual Funds sponsored by The Travelers Insurance Company.++

 Robert E. McGill, III                    Retired manufacturing executive.  Director (1983-1995), Executive Vice President
 Manager                                  (1989-1994) and Senior Vice President, Finance and Administration (1983-1989),
 295 Hancock Street                       The Dexter Corporation (manufacturer of specialty chemicals and materials); Vice
 Williamstown, MA                         Chairman (1990-1992), Director (1983-1995), Life Technologies, Inc. (life
 Age 72                                   science/biotechnology products); Director, (1994-1999), The Connecticut Surety
                                          Corporation (insurance); Director (1995-2000), Chemfab Corporation (specialty materials manufacturer); Director (1999-2001), Ravenwood Winery, Inc.; Director
                                          (1999-present), Lydall Inc. (manufacturer of fiber materials); Member, Board of
                                          Managers (1974-present), six Variable Annuity Separate Accounts of The Travelers
                                          Insurance Company+; Trustee (1990-present), five Mutual Funds sponsored by The
                                          Travelers Insurance Company.++

 Lewis Mandell                            Professor of Finance and Managerial Economics, University at Buffalo since
 Manager                                  1998.  Dean, School of Management (1998-2001), University at Buffalo; Dean,
 160 Jacobs Hall                          College of Business Administration  (1995-1998), Marquette University; Professor
 Buffalo, NY                              of Finance (1980-1995) and Associate Dean (1993-1995), School of Business
 Age 60                                   Administration, and Director, Center for Research and Development in Financial
                                          Services (1980-1995), University of Connecticut; Director (2000-present),
                                          Delaware North Corp. (hospitality business); Member, Board of Managers
                                          (1990-present), six Variable Annuity Separate Accounts of The Travelers
                                          Insurance Company+; Trustee (1990-present), five Mutual Funds sponsored by The
                                          Travelers Insurance Company.++

 Frances M. Hawk,                         Private Investor, (1997-present); Portfolio Manager (1992-1997, HLM Management
 CFA, CFP                                 Company, Inc. (investment management); Assistant Treasurer, Pensions and
 Manager                                  Benefits.  Management (1989-1992), United Technologies Corporation (broad-based
 423 Vineyard Lane                        designer and manufacturer of high technology products); Member, Board of
 Downingtown, PA                          Managers (1991-present), six Variable Annuity Separate Accounts of The Travelers
 Age 55                                   Insurance Company+; Trustee (1991-present), five Mutual Funds sponsored by The
                                          Travelers Insurance Company.++

 Ernest J. Wright                         Vice President and Secretary (1996-present), Assistant Secretary (1994-1996),
 Secretary to the Board                   Counsel (1987-present), The Travelers Insurance Company; Secretary
 One CityPlace                            (1994-present), six Variable Annuity Separate Accounts of The Travelers
 Hartford, Connecticut                    Insurance Company+; Secretary (1994-present), five Mutual Funds sponsored by The
 Age 63                                   Travelers Insurance Company.++

 Name and Position
   With the Fund                                            Principal Occupation During Last Five Years
 -----------------                                          -------------------------------------------
 Kathleen A. McGah                        Deputy General Counsel (1999-present); Assistant Secretary (1995-present), The
 Assistant Secretary to                   Travelers Insurance Company; Assistant Secretary (1995-present), six Variable
 The Board                                Annuity Separate Accounts of The Travelers Insurance Company+; Assistant
 One CityPlace                            Secretary, (1995-present), five Mutual Funds sponsored by The Travelers
 Hartford, Connecticut                    Insurance Company.++  Prior to January 1995, Counsel, ITT Hartford Life
 Age 52                                   Insurance Company.

 David A. Golino                          Vice President and Controller (1999-present), Second Vice President (1996-1999),
 Principal Accounting Officer             The Travelers Insurance Company; Principal Accounting Officer (1998-present),
 One CityPlace                            six Variable Annuity Separate Accounts of The Travelers Insurance Company.+
 Hartford, Connecticut                    Prior to May 1996, Senior Manager (1985-1996), Deloitte & Touche LLP.
 Age 41

+ The six Variable Annuity Separate Accounts are: The Travelers Growth and Income Stock Account for Variable Annuities, The Travelers Quality Bond Account for Variable Annuities, The Travelers Money Market Account for Variable Annuities, The Travelers Timed Growth and Income Stock Account for Variable Annuities, The Travelers Timed Short-Term Bond Account for Variable Annuities and The Travelers Timed Aggressive Stock Account for Variable Annuities.

++ The five Mutual Funds are: Capital Appreciation Fund, Money Market Portfolio, High Yield Bond Trust, Managed Assets Trust and The Travelers Series Trust.

* Mr. Gerken is an "interested person" within the meaning of the 1940 Act by virtue of his position as Managing Director of Salomon Smith Barney, Inc., an indirect wholly owned subsidiary of Citigroup Inc., and his ownership of shares and options to purchase shares of Citigroup Inc., the indirect parent of The Travelers Insurance Company.

                               INVESTMENT ADVISER
                               ------------------
              TRAVELERS ASSET MANAGEMENT INTERNATIONAL COMPANY, LLC
                              Hartford, Connecticut
      THE TRAVELERS GROWTH AND INCOME STOCK ACCOUNT FOR VARIABLE ANNUITIES
            THE TRAVELERS QUALITY BOND ACCOUNT FOR VARIABLE ANNUITIES
            THE TRAVELERS MONEY MARKET ACCOUNT FOR VARIABLE ANNUITIES


                             INVESTMENT SUB-ADVISER
                             ----------------------
                   THE TRAVELERS INVESTMENT MANAGEMENT COMPANY
                              Stamford, Connecticut
      THE TRAVELERS GROWTH AND INCOME STOCK ACCOUNT FOR VARIABLE ANNUITIES


                             INDEPENDENT ACCOUNTANTS
                             -----------------------
                                    KPMG LLP
                              Hartford, Connecticut


                                    CUSTODIAN
                                    ---------
                               JPMorgan Chase Bank
                               New York, New York

The financial information included herein has been taken from the records of The Travelers Growth and Income Stock Account for Variable Annuities, The Travelers Quality Bond Account for Variable Annuities and The Travelers Money Market Account for Variable Annuities. This financial information has not been audited by the Accounts' independent accountants, who therefore express no opinion concerning its accuracy. However, it is management's opinion that all proper adjustments have been made.

This report is prepared for the general information of contract owners and is not an offer of units of The Travelers Growth and Income Stock Account for Variable Annuities, The Travelers Quality Bond Account for Variable Annuities or The Travelers Money Market Account for Variable Annuities. It should not be used in connection with any offer except in conjunction with the Universal Annuity Prospectus which contains all pertinent information, including the applicable sales commissions.

VG-137 (Semi-Annual) (6-03) Printed in U.S.A.

ITEM 2.  CODE OF ETHICS.

         Not applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         Not applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a - 3
                (c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this document.

         (b) There have been no significant changes to the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

         (a)(2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.CERT.

         (b) Certifications pursuant to section 906 of the Sarbanes-Oxley Act of 2002 are furnished as Exhibit 99.906CERT

                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Travelers Growth and Income Stock Account For Variable Annuities

Travelers Quality Bond Account For Variable Annuities

Travelers Money Market Account For Variable Annuities

By:    /s/ R. Jay Gerken
       R. Jay Gerken
       Chairman of the Board
       Chief Executive Officer
       Travelers Growth and Income Stock Account For Variable Annuities Travelers Quality Bond Account For Variable Annuities
       Travelers Money Market Account For Variable Annuities


Date  September 4, 2003

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ R. Jay Gerken
       R. Jay Gerken
       Chairman of the Board
       Chief Executive Officer
       Travelers Growth and Income Stock Account For Variable Annuities Travelers Quality Bond Account For Variable Annuities
       Travelers Money Market Account For Variable Annuities


Date  September 4, 2003

By:    /s/ David A. Golino
       David A. Golino
       Principal Accounting Officer
       Travelers Growth and Income Stock Account For Variable Annuities Travelers Quality Bond Account For Variable Annuities
       Travelers Money Market Account For Variable Annuities


Date  September 4, 2003